GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2021
Note 16 - GENERAL AND ADMINISTRATIVE EXPENSES
16.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the condensed consolidated interim statements of operations consist of the following

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Salaries and benefits	$405	$282	$742	$652
Office and miscellaneous	85	10	241	59
Management and consulting fees	132	84	287	206
Investor relations	131	30	155	80
Travel and promotion	11	4	19	36
Professional fees	97	56	240	142
Directors fees	48	34	90	73
Regulatory and compliance fees	38	35	78	65
Depreciation	30	27	59	57
	$977	$562	$1,911	$1,370